Geographic Information (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of geographical areas [abstract]
Schedule of Group's revenues and non-current operating assets by geographic regions
The Group’s revenues by geographic region based on end-users who purchased our products or services are as follows:

	Fiscal Year Ended June 30,
	2018	2017	2016
	(U.S. $ in thousands)
Americas	$435,471	$312,514	$232,793
EMEA	346,362	242,496	178,087
Asia Pacific	92,117	64,926	46,178
	$873,950	$619,936	$457,058

	Fiscal Year Ended June 30,
	2018	2017
	(U.S. $ in thousands)
Non-current operating assets
United States	$411,188	$449,504
Australia	16,692	20,988
	$427,880	$470,492